Exempt Party-In-Interest Transactions (Details) - EBP 050 - Vulcan Materials Company Stock Fund - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	53,000	58,000
Cost basis	$ 8,013,000	$ 8,170,000
Dividend income	$ 109,000